Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property and Equipment

Property and equipment consist of the following:

	June 30, 2012	December 31, 2011
Leasehold improvements	$7,279	$7,279
Furniture and equipment	191,765	184,965

Property and equipment, gross	199,044	192,244
Accumulated depreciation	(177,014)	(164,418)

Net property and equipment	$22,030	$27,826

Property and equipment consist of the following at December 31,

	2011	2010
Leasehold improvements	$7,279	$7,279
Furniture and equipment	184,965	184,965

	$192,244	$192,244
Accumulated depreciation	(164,418)	(128,646)

Net property and equipment	$27,826	$63,598